Short-term Investments - Schedule of Short-term investments (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Abstract]
Held-to-maturity debt securities	$ 51,721,925
Debt securities measured at fair value under fair value option	19,210,788
Equity securities with readily determinable fair values		$ 10,282,329
Short-term investments	$ 70,932,713	$ 10,282,329